BORROWINGS (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings, current	$ 45.9	$ 51.4
Borrowings, non-current	503.1	492.6
Total	549.0	544.0
Related party loans
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings, current	45.9	51.4
Borrowings, non-current	503.1	492.6
Total	$ 549.0	$ 544.0